UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: Sep. 30, 2003
                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                Harrold J. McComas
Address              c/o Foley & Lardner
                     777 East Wisconsin Avenue
                     Milwaukee, Wisconsin 53202

Form 13F File Number:  28-4363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Harrold J. McComas
Title:               n/a
Phone:               (414) 297-5748

Signature, Place, and Date of Signing:

/s/Harrold J. McComas              Milwaukee, Wisconsin         October 20, 2003
     [Signature]                       [City, State]                 [Date]
Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number                 Name
     --------------------                 ----
     28-3097                              Bank One Wisconsin Trust Company, N.A.
     28-2903                              Campbell Newman Asset Management, Inc.
     28-1526                              Fiduciary Management, Inc.
     28-6687                              U.S. Bancorp Asset Management, Inc.
     28-0274                              M&I Investment Management Corp.
     28-6695                              Northstar Capital Management, Inc.
     28-0290                              Northern Trust Corporation
     28-2353                              Scudder Kemper Investments
     28-1823                              Stein Roe & Farnham

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                                       ------------------
Form 13F Information Table Entry Total:                  25
                                                       ------------------
Form 13F Information Table Value Total:                 $ 67,015
                                                       ------------------
                                                                (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Form 13F INFORMATION TABLE

--------------------- -------------- ------------ ----------- ------------------------- ----------- --------- ----------------------
      Column 1           Column 2      Column 3     Column 4              Column 5        Column 6   Column 7         COLUMN 8
--------------------- -------------- ------------ ----------- ------------------------- ----------- --------- ----------------------
                                                     Value    Shrs or prn          Put/  Investment    Other      Voting authority
   Name of issuer     Title of class     CUSIP      (x$1000)      amt      SH/PRN  Call  Discretion  Managers
                                                                                                              Sole      Shared  None
BANC ONE CORP         COM            06423A 10 3  1,676,000     42,500       SH             OTHER                      42,500
CITIGROUP, INC.       COM            172967101    2,021,000     43,000       SH             OTHER                      43,000
COCA COLA CO          COM            191216 10 0  3,406,000     77,600       SH             OTHER                      77,600
COLGATE PALMOLIVE CO
                      COM            194162 10 3  4,381,000     76,900       SH             OTHER                      76,900
FEDERAL NATIONAL
MORTGAGE
                      COM            313586 10 9  2,272,000     32,000       SH             OTHER                      32,000
GENERAL ELEC CO
                      COM            369604 10 3  8,096,000    264,300       SH             OTHER                     264,300
GILLETTE CO           COM            365766 10 2  1,036,000     31,600       SH             OTHER                      31,600
J.P.MORGAN CHASE &
CO.                   COM            46625H 10 0  2,571,000     72,680       SH             OTHER                      72,680
JOHNSON & JOHNSON
                      COM            478160 10 4  4,987,000     99,200       SH             OTHER                      99,200
KIMBERLY CLARK CORP
                      COM            494368 10 3  1,879,000     36,000       SH             OTHER                      36,000
LOWES COS             COM            548661 10 7  3,220,000     60,000       SH             OTHER                      60,000
MARSHALL & ILSLEY
CORP                  COM            571834 10 0  2,344,000     72,000       SH             OTHER                      72,000
MERCK & CO            COM            589331 10 7  1,279,000     25,000       SH             OTHER                      25,000
MICROSOFT CORP        COM            594918 10 4    257,000      9,000       SH             OTHER                       9,000
NORTHERN TR CORP
                      COM            665859 10 4  3,569,000     82,000       SH             OTHER                      82,000
PFIZER INC            COM            717081 10 3  4,494,000    145,900       SH             OTHER                     145,900
PROCTER & GAMBLE CO
                      COM            742718 10 9  4,962,000     52,800       SH             OTHER                      52,800
ROYAL DUTCH PET CO    NEW  YORK
                      1.25 GLDR      780257 80 4    542,000     12,000       SH             OTHER                      12,000
SCHERING PLOUGH CORP
                      COM            806605 10 1    158,000     10,000       SH             OTHER                      10,000
3 M COMPANY           COM            88579Y 10 1  3,460,000     48,800       SH             OTHER                      48,800
TRIBUNE CO.           COM            896047 10 7  1,526,000     33,000       SH             OTHER                      33,000
US BANCORP            COM            902973 30 4  2,034,000     82,000       SH             OTHER                      82,000
UNITED PARCEL
SERVICE               COM            911312 10 6  2,889,000     44,900       SH             OTHER                      44,900
VERIZON COMM          COM            92343V 10 4    495,000     15,000       SH             OTHER                      15,000
WALGREEN CO.          COM            931422 10 9  3,461,000    109,800       SH             OTHER                     109,800